UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Growth & Income Fund
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 10.5%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	152,300	1,804,755
Diversified Consumer Services 0.5%
Apollo Group, Inc. "A"*	76,900	3,036,781
Career Education Corp.* (a)	221,700	4,595,841
Coinstar, Inc.* (a)	38,400	2,167,296
DeVry, Inc.	36,800	1,765,664
Sotheby's	39,400	1,773,000

		13,338,582
Hotels Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.* (a)	14,400	3,062,304
McDonald's Corp.	82,000	6,294,320
Panera Bread Co. "A"* (a)	34,600	3,501,866
Starbucks Corp.	367,500	11,807,775

		24,666,265
Household Durables 0.2%
Garmin Ltd. (a)	152,600	4,729,074
Internet & Catalog Retail 1.0%
Liberty Media Corp. - Interactive "A"*	797,800	12,581,306
Priceline.com, Inc.* (a)	32,600	13,025,330

		25,606,636
Media 2.8%
CBS Corp. "B"	207,000	3,943,350
Comcast Corp. "A" (a)	1,238,500	27,209,845
Liberty Media-Starz "A"*	43,100	2,865,288
McGraw-Hill Companies, Inc. (a)	107,500	3,914,075
News Corp. "A"	223,300	3,251,248
Time Warner, Inc.	481,132	15,478,016
Walt Disney Co. (a)	316,700	11,879,417

		68,541,239
Multiline Retail 0.9%
Dillard's, Inc. "A" (a)	396,800	15,054,592
Kohl's Corp.*	104,700	5,689,398

		20,743,990
Specialty Retail 2.6%
Advance Auto Parts, Inc. (a)	172,500	11,410,875
American Eagle Outfitters, Inc.	232,300	3,398,549
AnnTaylor Stores Corp.*	65,200	1,785,828
Barnes & Noble, Inc. (a)	191,200	2,705,480
Chico's FAS, Inc.	141,000	1,696,230
Guess?, Inc. (a)	55,400	2,621,528
Rent-A-Center, Inc.	88,500	2,856,780
Ross Stores, Inc. (a)	61,300	3,877,225
The Gap, Inc. (a)	892,400	19,757,736
TJX Companies, Inc.	319,400	14,178,166

		64,288,397
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. (a)	164,200	9,081,902
Deckers Outdoor Corp.* (a)	51,000	4,066,740
NIKE, Inc. "B" (a)	105,400	9,003,268
VF Corp. (a)	135,500	11,677,390

		33,829,300
Consumer Staples 6.9%
Beverages 0.2%
Molson Coors Brewing Co. "B"	96,600	4,848,354
Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	606,700	32,719,331
Whole Foods Market, Inc.* (a)	19,900	1,006,741

		33,726,072
Food Products 2.7%
Archer-Daniels-Midland Co.	354,900	10,675,392
Corn Products International, Inc.	108,500	4,991,000
Fresh Del Monte Produce, Inc. (a)	141,300	3,525,435
H.J. Heinz Co. (a)	135,200	6,686,992
Hormel Foods Corp. (a)	51,900	2,660,394
The Hershey Co. (a)	355,500	16,761,825
Tyson Foods, Inc. "A" (a)	1,172,300	20,187,006
Unilever PLC (ADR) (a)	66,300	2,047,344

		67,535,388
Household Products 0.6%
Kimberly-Clark Corp.	54,300	3,423,072
Procter & Gamble Co.	178,500	11,482,905

		14,905,977
Personal Products 0.4%
Estee Lauder Companies, Inc. "A"	28,200	2,275,740
Herbalife Ltd. (a)	126,300	8,635,131

		10,910,871
Tobacco 1.6%
Lorillard, Inc.	201,800	16,559,708
Philip Morris International, Inc.	373,200	21,843,396

		38,403,104
Energy 11.2%
Energy Equipment & Services 3.4%
Complete Production Services, Inc.* (a)	252,200	7,452,510
Diamond Offshore Drilling, Inc. (a)	72,600	4,854,762
FMC Technologies, Inc.*	28,500	2,533,935
Helmerich & Payne, Inc. (a)	44,300	2,147,664
Nabors Industries Ltd.*	276,500	6,486,690
National Oilwell Varco, Inc.	372,000	25,017,000
Noble Corp. (a)	111,200	3,977,624
Oceaneering International, Inc.*	47,500	3,497,425
Oil States International, Inc.* (a)	245,500	15,734,095
Transocean Ltd.* (a)	170,000	11,816,700

		83,518,405
Oil, Gas & Consumable Fuels 7.8%
Chevron Corp. (a)	295,000	26,918,750
Cimarex Energy Co.	33,600	2,974,608
CNOOC Ltd. (ADR)	8,700	2,073,819
Devon Energy Corp.	297,400	23,348,874
Exxon Mobil Corp.	682,300	49,889,776
Hess Corp.	204,300	15,637,122
Murphy Oil Corp.	233,700	17,422,335
Newfield Exploration Co.*	64,700	4,665,517
Noble Energy, Inc.	93,100	8,014,048
Occidental Petroleum Corp.	152,100	14,921,010
Valero Energy Corp. (a)	1,107,000	25,593,840

		191,459,699
Financials 17.2%
Capital Markets 1.8%
Ameriprise Financial, Inc.	65,700	3,781,035
BlackRock, Inc.	42,300	8,061,534
Janus Capital Group, Inc.	131,900	1,710,743
Legg Mason, Inc. (a)	108,100	3,920,787
State Street Corp.	121,700	5,639,578
T. Rowe Price Group, Inc. (a)	110,100	7,105,854
The Goldman Sachs Group, Inc.	82,400	13,856,384

		44,075,915
Commercial Banks 4.1%
CIT Group, Inc.* (a)	199,800	9,410,580
Fifth Third Bancorp. (a)	1,150,200	16,884,936
Huntington Bancshares, Inc. (a)	822,100	5,647,827
KeyCorp (a)	1,036,000	9,168,600
M&T Bank Corp. (a)	41,300	3,595,165
PNC Financial Services Group, Inc.	225,100	13,668,072
SunTrust Banks, Inc.	873,800	25,785,838
Wells Fargo & Co.	502,500	15,572,475

		99,733,493
Consumer Finance 2.4%
Capital One Financial Corp. (a)	928,600	39,521,216
Discover Financial Services	1,050,100	19,458,353

		58,979,569
Diversified Financial Services 2.7%
Bank of America Corp.	701,200	9,354,008
Citigroup, Inc.*	1,711,300	8,094,449
CME Group, Inc. (a)	18,700	6,016,725
JPMorgan Chase & Co.	878,200	37,253,244
PHH Corp.*	170,000	3,935,500
The NASDAQ OMX Group, Inc.* (a)	120,400	2,854,684

		67,508,610
Insurance 5.8%
ACE Ltd.	497,500	30,969,375
Aflac, Inc.	123,100	6,946,533
Allied World Assurance Co. Holdings Ltd. (a)	122,700	7,293,288
Arch Capital Group Ltd.* (a)	44,600	3,927,030
Aspen Insurance Holdings Ltd.	95,700	2,738,934
Assurant, Inc.	77,200	2,973,744
Axis Capital Holdings Ltd.	73,300	2,630,004
Berkshire Hathaway, Inc. "A"* (a)	40	4,818,000
Berkshire Hathaway, Inc. "B"* (a)	51,920	4,159,311
Chubb Corp. (a)	369,700	22,048,908
Everest Re Group Ltd.	44,600	3,782,972
Hartford Financial Services Group, Inc. (a)	228,500	6,052,965
Platinum Underwriters Holdings Ltd. (a)	55,200	2,482,344
The Travelers Companies, Inc. (a)	751,900	41,888,349

		142,711,757
Real Estate Investment Trusts 0.4%
HCP, Inc. (REIT) (a)	125,500	4,617,145
Public Storage (REIT)	37,800	3,833,676
SL Green Realty Corp. (REIT)	35,800	2,416,858

		10,867,679
Health Care 13.6%
Biotechnology 1.8%
Biogen Idec, Inc.* (a)	185,000	12,404,250
Celgene Corp.*	129,600	7,664,544
Cephalon, Inc.* (a)	379,500	23,422,740

		43,491,534
Health Care Providers & Services 8.1%
Aetna, Inc.	472,900	14,428,179
AmerisourceBergen Corp. (a)	994,800	33,942,576
Cardinal Health, Inc.	1,036,900	39,723,639
Coventry Health Care, Inc.*	644,300	17,009,520
Health Net, Inc.*	115,300	3,146,537
Humana, Inc.* (a)	378,000	20,691,720
UnitedHealth Group, Inc.	1,168,300	42,187,313
WellPoint, Inc.*	489,600	27,838,656

		198,968,140
Pharmaceuticals 3.7%
Eli Lilly & Co. (a)	862,300	30,214,992
Endo Pharmaceuticals Holdings, Inc.* (a)	311,100	11,109,381
Forest Laboratories, Inc.*	1,311,300	41,935,374
Medicis Pharmaceutical Corp. "A"	96,500	2,585,235
Par Pharmaceutical Companies, Inc.* (a)	144,100	5,549,291

		91,394,273
Industrials 11.5%
Aerospace & Defense 3.1%
General Dynamics Corp.	214,900	15,249,304
Honeywell International, Inc.	170,300	9,053,148
Northrop Grumman Corp. (a)	581,000	37,637,180
Raytheon Co.	303,000	14,041,020

		75,980,652
Air Freight & Logistics 1.6%
FedEx Corp. (a)	106,200	9,877,662
United Parcel Service, Inc. "B" (a)	410,600	29,801,348

		39,679,010
Airlines 0.2%
Alaska Air Group, Inc.*	66,000	3,741,540
Commercial Services & Supplies 0.4%
Cintas Corp.	109,000	3,047,640
R.R. Donnelley & Sons Co. (a)	377,100	6,587,937

		9,635,577
Construction & Engineering 0.4%
EMCOR Group, Inc.* (a)	231,100	6,697,278
KBR, Inc.	119,200	3,632,024

		10,329,302
Electrical Equipment 0.2%
Rockwell Automation, Inc. (a)	52,400	3,757,604
Industrial Conglomerates 1.1%
3M Co. (a)	322,400	27,823,120
Machinery 2.0%
Danaher Corp.	186,400	8,792,488
Dover Corp.	70,300	4,109,035
Eaton Corp.	118,700	12,049,237
Ingersoll-Rand PLC (a)	164,600	7,751,014
Oshkosh Corp.*	277,600	9,782,624
Parker Hannifin Corp. (a)	44,000	3,797,200
Trinity Industries, Inc. (a)	148,000	3,938,280

		50,219,878
Professional Services 0.3%
Manpower, Inc.	105,400	6,614,904
Road & Rail 1.6%
Norfolk Southern Corp.	298,800	18,770,616
Ryder System, Inc. (a)	410,000	21,582,400

		40,353,016
Trading Companies & Distributors 0.6%
W.W. Grainger, Inc. (a)	110,900	15,316,399
Information Technology 18.8%
Communications Equipment 1.6%
F5 Networks, Inc.*	101,500	13,211,240
Nokia Corp. (ADR) (a)	774,900	7,996,968
Research In Motion Ltd.* (a)	247,700	14,398,801
Tellabs, Inc.	470,200	3,187,956

		38,794,965
Computers & Peripherals 0.7%
Dell, Inc.*	201,200	2,726,260
Lexmark International, Inc. "A"*	381,200	13,273,384

		15,999,644
Electronic Equipment, Instruments & Components 4.0%
Anixter International, Inc. (a)	39,800	2,377,254
Arrow Electronics, Inc.* (a)	489,600	16,768,800
Avnet, Inc.*	416,800	13,766,904
FLIR Systems, Inc.* (a)	59,300	1,764,175
Ingram Micro, Inc. "A"*	564,700	10,780,123
Jabil Circuit, Inc. (a)	291,400	5,854,226
Power-One, Inc.* (a)	261,300	2,665,260
Tech Data Corp.*	263,600	11,603,672
Tyco Electronics Ltd.	629,100	22,270,140
Vishay Intertechnology, Inc.* (a)	636,200	9,339,416

		97,189,970
Internet Software & Services 0.8%
AOL, Inc.*	340,900	8,082,739
IAC/InterActiveCorp.* (a)	401,500	11,523,050

		19,605,789
IT Services 5.4%
Automatic Data Processing, Inc.	296,100	13,703,508
Cognizant Technology Solutions Corp. "A"*	89,700	6,574,113
Computer Sciences Corp.	643,500	31,917,600
International Business Machines Corp.	462,730	67,910,255
Western Union Co. (a)	724,000	13,444,680

		133,550,156
Semiconductors & Semiconductor Equipment 3.4%
Altera Corp. (a)	239,500	8,521,410
Analog Devices, Inc.	199,000	7,496,330
Fairchild Semiconductor International, Inc.* (a)	193,300	3,017,413
Intel Corp.	2,146,000	45,130,380
Lam Research Corp.*	68,600	3,552,108
Marvell Technology Group Ltd.*	442,400	8,206,520
Maxim Integrated Products, Inc.	162,700	3,842,974
Micron Technology, Inc.* (a)	587,800	4,714,156

		84,481,291
Software 2.9%
Activision Blizzard, Inc.	736,800	9,165,792
Microsoft Corp.	2,223,640	62,084,029

		71,249,821
Materials 5.3%
Chemicals 2.4%
Ashland, Inc.	152,100	7,735,806
Cytec Industries, Inc.	35,400	1,878,324
E.I. du Pont de Nemours & Co. (a)	488,100	24,346,428
Lubrizol Corp. (a)	200,000	21,376,000
Potash Corp. of Saskatchewan, Inc. (a)	23,300	3,607,539

		58,944,097
Metals & Mining 2.6%
Barrick Gold Corp.	168,800	8,976,784
Freeport-McMoRan Copper & Gold, Inc. (a)	254,900	30,610,941
Newmont Mining Corp.	420,300	25,819,029

		65,406,754
Paper & Forest Products 0.3%
Domtar Corp.	48,900	3,712,488
MeadWestvaco Corp.	110,500	2,890,680

		6,603,168
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	379,180	11,140,308
Verizon Communications, Inc. (a)	1,173,900	42,002,142

		53,142,450
Wireless Telecommunication Services 0.3%
Vodafone Group PLC (ADR) (a)	325,500	8,602,965
Utilities 1.7%
Electric Utilities 0.9%
Duke Energy Corp. (a)	787,900	14,032,499
Exelon Corp.	172,100	7,166,244

		21,198,743
Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc.* (a)	775,818	15,159,484
Multi-Utilities 0.2%
Ameren Corp. (a)	153,900	4,338,441

Total Common Stocks (Cost $2,101,577,452)		2,438,305,818
Securities Lending Collateral 30.3%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $745,038,096)	745,038,096	745,038,096
Cash Equivalents 0.8%
Central Cash Management Fund, 0.19% (b) (Cost $18,605,378)	18,605,378	18,605,378

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,865,220,926) †	130.3	3,201,949,292
Other Assets and Liabilities, Net	(30.3)	(745,005,026)

Net Assets	100.0	2,456,944,266

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,884,012,303.  At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $317,936,989.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $349,084,166 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,147,177.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $726,662,722 which is 29.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	3/18/2011	312	19,546,800	308,308

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$2,438,305,818	$—	$—	$2,438,305,818
Short-Term Investments(d)	763,643,474	—	—	763,643,474
Derivatives(e)	308,308	—	—	308,308
Total	$3,202,257,600	$—	$—	$3,202,257,600

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$308,308

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011